Segment information (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Net revenues	23,966	26,225	31,386
Income from continuing operations before taxes	2,181	3,461	7,487
Number of segments	2
Switzerland
Segment Reporting Information
Net revenues	8,818	8,584	9,185
Income from continuing operations before taxes	1,680	455	1,734
EMEA
Segment Reporting Information
Net revenues	3,297	6,490	7,411
Income from continuing operations before taxes	(1,635)	1,313	1,519
Americas
Segment Reporting Information
Net revenues	10,015	9,417	12,844
Income from continuing operations before taxes	2,960	2,613	5,036
Asia Pacific
Segment Reporting Information
Net revenues	1,836	1,734	1,946
Income from continuing operations before taxes	(824)	(920)	(802)
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	13,541	13,447	14,580
Income from continuing operations before taxes	3,775	2,961	4,142
Investment Banking
Segment Reporting Information
Net revenues	12,558	10,460	15,873
Income from continuing operations before taxes	2,002	(593)	3,594
Corporate Center
Segment Reporting Information
Net revenues	(2,493)	1,522	172
Income from continuing operations before taxes	(3,898)	381	(936)
Noncontrolling interests without SEI
Segment Reporting Information
Net revenues	360	796	761
Income from continuing operations before taxes	302	712	687
Bank
Segment Reporting Information
Net revenues	23,533	25,187	30,533
Net revenues of non-consolidated affiliate entities	684	707	711
Income from continuing operations before taxes	1,973	2,501	6,536
Income from continuing operatings before taxes of non-consolidated affiliate entities	237	259	277
Bank | Switzerland
Segment Reporting Information
Net revenues	8,017	7,792	8,533
Income from continuing operations before taxes	1,170	(176)	1,117
Bank | EMEA
Segment Reporting Information
Net revenues	3,498	6,450	7,367
Income from continuing operations before taxes	(1,428)	1,275	1,452
Bank | Americas
Segment Reporting Information
Net revenues	10,194	9,246	12,718
Income from continuing operations before taxes	3,068	2,357	4,806
Bank | Asia Pacific
Segment Reporting Information
Net revenues	1,824	1,699	1,915
Income from continuing operations before taxes	(837)	(955)	(839)
Bank | Private Banking & Wealth Management
Segment Reporting Information
Net revenues	13,541	13,447	14,580
Income from continuing operations before taxes	3,775	2,961	4,142
Bank | Investment Banking
Segment Reporting Information
Net revenues	12,558	10,460	15,873
Income from continuing operations before taxes	2,002	(593)	3,594
Bank | Adjustments
Segment Reporting Information
Net revenues	(2,566)	1,280	80
Income from continuing operations before taxes	(3,804)	133	(1,200)
Bank | of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	365	900	775
Bank | of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operations before taxes	307	816	702